Schedule H, Line 4i – Schedule of Assets (Held at End of Year)—Modified Cash Basis	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) - Modified Cash Basis
United Bankshares, Inc.
Savings and Stock Investment Plan
EIN
#55-0641179
Plan #003
Schedule H, Line 4i – Schedule of Assets (Held at
End of Year)—Modified Cash
Basis
December 31, 2025

		(c)
		Description of Investment,
	(b) Identity of Issue, Borrower, Lessor or Similar Party	Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value		(d) Cost	(e) Current Value
	Fiam Core Plus Commingled Pool Class I	245,360	units	$	$6,067,763
	Galliard Stable Return Fund E	301,067	units		19,077,264
	Great Gray Trust Europacific Growth CT	465,204	units		7,300,213
	MassMutual Small Cap Gr Eq CIT Fee CI CT	81,354	units		854,487
	MFS Large Cap Value CIT CL CT	610,705	units		8,503,333
	MFS Mid Cap Growth Fund CT	71,214	units		1,245,071
	MFS Mid Cap Value Fund CT	31,499	units		724,462
	NT Collective ACWI EX US IMI DC NL CT	25,623	units		3,256,912
	NT Collective Extended Equity DC NL CT	154,358	units		20,921,633
	NT Collective S&P 500 DC NL Tier CT	366,302	units		49,875,640
	NT Collective AGG Bond NL Tier CT	32,674	units		3,381,137
	American Beacon Small Cap Value R6	56,104	shares		1,311,158
	JP Morgan Large Cap Growth R6	149,018	shares		12,881,124
	Vanguard Target Retirement 2020 Inv	97,491	shares		2,676,125
	Vanguard Target Retirement 2025 Inv	423,109	shares		8,441,016
	Vanguard Target Retirement 2030 Inv	372,640	shares		15,773,839
	Vanguard Target Retirement 2035 Inv	493,896	shares		13,522,881
	Vanguard Target Retirement 2040 Inv	230,984	shares		11,537,655
	Vanguard Target Retirement 2045 Inv	219,265	shares		7,617,271
	Vanguard Target Retirement 2050 Inv	164,137	shares		9,730,053
	Vanguard Target Retirement 2055 Inv	52,573	shares		3,478,241
	Vanguard Target Retirement 2060 Inv	40,695	shares		2,481,564
	Vanguard Target Retirement 2065 Inv	28,722	shares		1,149,751
	Vanguard Target Retirement 2070 Inv	4,095	shares		130,316
	Vanguard Target Retirement Income Inv	119,102	shares		1,651,941
*	United Bankshares, Inc. Common Stock	1,773,917	shares		68,118,408
*	Loans to participants (interest rates ranging from 3.25% to 9.50%)				391,889

					$282,101,147

*	Represents a party-in-interest to the Plan.